Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Accounts Receivable, net [Abstract]
Schedule of accounts receivable
	June 30,	September 30,
	2015	2014
	(unaudited)

Accounts receivable	$4,440,177	$2,901,672
Less allowance for bad debts	(8,378)	(8,364)
	4,431,799	2,893,308
Less current portion	(4,206,799)	(2,443,308)
Long-term portion	$(225,000)	$(450,000)

	September 30,
	2014	2013
Accounts receivable	$2,901,672	$1,350,705
Less allowance for bad debts	(8,364)	(2,878)
	$2,893,308	$1,347,827
Current portion	$(2,443,308)	$(1,347,827)
Long-term portion	$450,000	$-